Investment Strategy	Oct. 16, 2025
Sprott Gold Miners ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a passive management — or indexing — investment approach designed to track the performance of the Underlying Gold Miners Index. The Underlying Gold Miners Index aims to track the performance of gold companies located in the U.S. and Canada whose common stocks or American Depositary Receipts (“ADRs”) are traded on the Toronto Stock Exchange, the New York Stock Exchange and Nasdaq. The Underlying Gold Miners Index is compiled by Solactive AG (the “Index Provider”). In order to be included in the Underlying Gold Miners Index, companies must be an index component of the Solactive Equal Weight Global Gold Index The Solactive Equal Weight Global Gold Index includes all companies classified under any of the following FactSet RBICS industries: Americas Gold Mining, Asia/Pacific Gold Mining, Other Gold Mining and Precious Metals Streaming and Royalties that are listed on the Toronto Stock Exchange, the New York Stock Exchange and Nasdaq in the form on common stocks or ADRs. On selection days, existing index members of the Solactive Equal Weight Global Gold must have free float market capitalization of USD $375 million. New index members need to have a free float market capitalization of USD $750 million. Furthermore, new index members must have a minimum Average Daily Traded Value of at least USD $2 million, while existing index members must have a minimum Average Traded Value of at least USD $1 million over the past 1-month and 6-month periods. The Underlying Gold Miners Index employs a modified market capitalization weighted methodology such that each constituent comprises no more than 18% of the weight of the Underlying Gold Miners Index as of each rebalance, no more than 50% of the weight of Underlying Gold Miners Index may consist of constituents comprising greater than 4.5% of the weight of the Underlying Gold Miners Index. A company in the Underlying Gold Miners Index will be classified as a gold mining company if it earns over 50% of its revenue from the mining of gold.

The Underlying Gold Miners Index has significant exposure to non-U.S. companies in emerging and frontier markets.

The Underlying Gold Miners Index is reconstituted and rebalanced quarterly after the close of the third Friday of March, June, September, and December. Under normal circumstances, at least 80% of the Fund’s assets (net assets plus borrowings for investment purposes) will consist of securities issued by gold mining companies, and at least 80% of the Underlying Gold Miners Index will consist of such companies.

The Fund will normally invest at least 90% of its net assets in securities that comprise the Underlying Gold Miners Index.

The Fund may engage in securities lending.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s assets (net assets plus borrowings for investment purposes) will consist of securities issued by gold mining companies, and at least 80% of the Underlying Gold Miners Index will consist of such companies.
Sprott Junior Gold Miners ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a passive management — or indexing — investment approach designed to track the performance of the Underlying Junior Gold Miners Index. The Underlying Junior Gold Miners Index aims to track the performance of “junior” gold companies primarily located in the U.S., Indonesia, Canada and Australia whose common stock, American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) are traded on a regulated stock exchange in the form of shares tradeable for foreign investors without any restrictions. Junior companies include early-stage mining companies that are in the exploration stage only or that hold properties that might not ultimately produce gold. Most of these companies are in the development and exploration phase and are on the lookout for land with a higher chance for uncovering large mineral deposits. The Underlying Junior Gold Miners Index is compiled by Solactive AG (the “Index Provider”).

In order to be included in the Underlying Junior Gold Miners Index, companies must be an index component of the Solactive Global Gold Explorers & Developers Total Return Index. The Solactive Global Gold Explorers & Developers Total Return Index includes companies defined/identified as a gold explorer or gold producer. A quarterly revenue growth factor is only applied to the producers while a price momentum factor is only applied to explorers and developers. Companies mainly active in the streaming and royalty business are excluded from that definition. On selection days existing index members of the Solactive Global Gold Explorers & Developers Total Return Index must have free float market capitalization of USD $100 million. New index members need to have a free float market capitalization of USD $200 million. Furthermore, new index members must have a minimum Average Daily Traded Value of at least USD $500,000, while existing index members must have a minimum Average Daily Traded Value of at least USD $200,000, over the past 3-months. In the Underlying Junior Gold Miners Index, companies that have a market capitalization of greater than USD $3 billion are excluded.

The Underlying Junior Gold Miners Index employs a modified market capitalization weighted methodology such that each constituent comprises no more than 9% of the weight of the Underlying Junior Gold Miners Index as of each rebalance, provided that, as of each rebalance, no more than 50% of the weight of the Underlying Junior Gold Miners Index may consist of constituents comprising greater than 4.5% of the weight of the Underlying Junior Gold Miners Index. A company in the Underlying Junior Gold Miners Index will be classified as a gold mining company if it earns over 50% of its revenue from the mining of gold.

The Underlying Junior Gold Miners Index has significant exposure to non-U.S. companies in emerging and frontier markets.

The Underlying Junior Gold Miners Index is reconstituted and rebalanced semi-annually after the close of the third Friday of March and September. Under normal circumstances, at least 80% of the Fund’s assets (net assets plus borrowings for investment purposes) will consist of securities issued by gold mining companies, and at least 80% of the Underlying Junior Gold Miners Index will consist of such companies.

The Fund will normally invest at least 90% of its net assets in securities that comprise the Underlying Junior Gold Miners Index.

The Fund may engage in securities lending.

Strategy Portfolio Concentration [Text]	The Fund will normally invest at least 90% of its net assets in securities that comprise the Underlying Junior Gold Miners Index.
SPROTT URANIUM MINERS ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund will, under normal circumstances, invest at least 80% of its total assets in securities of the Index. The Index is designed to track the performance of companies that devote at least 50% of their assets to (i) mining, exploration, development, and production of uranium (“Uranium Mining Companies”); and/or (ii) holding physical uranium, owning uranium royalties, or engaging in other, non-mining activities that support the uranium mining industry, including, but not limited to, infrastructure and labor costs (together with Uranium Mining Companies, “Uranium Companies”). Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of Uranium Mining Companies.

The universe of eligible components of the Index include exchange-listed equity securities of companies that have or expect to have a significant portion of their business operations related to uranium. Such companies are identified through the use of a proprietary selection methodology that includes a review of industry publications, sell side research, and fundamental research, as well as meetings with management. Companies in this eligible universe are included in the Index subject to the following restrictions:

•All securities must have a company level minimum market capitalization of $125 million to become components of the Index and must maintain a minimum market capitalization of $100 million to remain in the Index.

•New index constituents must have an Average Daily Traded Value of at least USD $100,000, while existing index constituents must have an Average Daily Traded Value of at least USD $75,000 over the preceding 3-month period.

•The Index targets to have at a minimum 25 constituents. If less than 25 securities meet all of the eligibility criteria at a reconstitution, additional securities will be added as constituents to the Index by reducing the free-float market capitalization threshold until the Index has 25 constituents. All other eligibility criteria must still be satisfied.

•An aggregate weight of 82.5% of the Index is assigned to miners, explorers, developers and producers of uranium. An aggregate weight of 17.5% of the Index is assigned to companies that hold physical uranium, uranium royalties, or other non-mining assets.

•The components within each of these buckets are free float market cap weighted.

•A single security weight cap of 20% is applied.

•No more than five issuers will have a weight greater than 4.70% of the Index and the aggregate weight of all the components with a weight greater than 5% is capped at 50%.

•If multiple share classes exist for a company, the following preference order is followed:

•If the company is already included in the Index, the existing share class is retained.

•If the company is not already included in the Index and an American Depositary Receipt (“ADR”) representing the company’s stock is available, such ADR will be given preference over all other share classes.

•In all other cases, the most liquid share class is considered for inclusion in the portfolio.

In seeking to track the performance of the Index, the Fund may invest in publicly traded closed-ended trusts in the Index, including trusts created to invest and hold substantially all of their assets in physical uranium, such as the Sprott Physical Uranium Trust, which is managed by Sprott Asset Management LP, an affiliate of the Adviser. The Adviser and the Fund have adopted policies and procedures designed to prevent conflicts of interest from influencing decisions related to the Sprott Physical Uranium Trust. See “Investments in Affiliated Funds.”

The Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging market countries. Emerging market countries are those that are experiencing significant economic growth and possess some, but not all, of the characteristics of a developed country. As of September 30, 2025 approximately 86.26% of the Index consisted of securities of Australian, Canadian and Kazakh issuers. The Index has significant exposure to non-U.S. companies in emerging and frontier markets.

The Index is reconstituted on a semi-annual basis in June and December. The Fund’s new portfolio seeking to track the Index becomes effective at the close of the third Friday of June and December of each year (each an “Effective Date”). The index provider generally commences the index creation process on the close of the nearest Friday falling at least one month before the Effective Date (called the “Selection Date”). Deletions from the Index may be made at any time due to changes in business, mergers, acquisitions, bankruptcies, suspensions, de-listings and spin-offs. The Index is unmanaged and cannot be invested in directly.

The Index is rebalanced quarterly. Two of the quarterly rebalances of the Index coincide with the June and December reconstitutions discussed herein. The other two quarterly rebalances of the Index become effective at the close of the third Friday of March and September of each year.

Index weights are calculated ten days prior to the Effective Date.

The Fund employs a passive management investment strategy in seeking to achieve its investment objective. The Adviser and sub-adviser, ALPS Advisors, Inc. (the “Sub-Adviser”), generally will use a replication methodology, meaning they will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Adviser and Sub-Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser and Sub-Adviser believe will help the Fund track the performance of the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of September 30, 2025, the Index was concentrated in the Oil, Gas, and Consumable Fuels Industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As dictated by its methodology, a high percentage of the Index consists of companies in the Energy Sector.

The index provider is VettaFi, LLC (“VettaFi”), which is not affiliated with the Fund, the Adviser or Sub-Adviser, implements the methodology for determining the securities to be included in the Index and is responsible for the ongoing maintenance of the Index. The Index is calculated by Indxx, LLC, which is not affiliated with the Fund, the Adviser or Sub-Adviser.

The Fund may engage in securities lending.

Strategy Portfolio Concentration [Text]	The Fund will, under normal circumstances, invest at least 80% of its total assets in securities of the Index.
Sprott Junior Uranium Miners ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund will, under normal circumstances, invest at least 80% of its total assets in securities of the Index. The Underlying Junior Uranium Miners Index is designed to track the performance of companies that derive at least 50% of their revenue and/or assets from (i) mining, exploration, development, and production of uranium (“Uranium Mining Companies”); (ii) earning uranium royalties; and/or (iii) supplying uranium (together with Uranium Mining Companies, “Uranium Companies”). The Underlying Junior Uranium Miners Index generally consists of from 30 to 40 constituents. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in Uranium Mining Companies. This investment policy may be changed without shareholder approval, upon 60 days’ notice to shareholders.

The universe of eligible index components includes exchange-listed equity securities of companies that have or expect to have a significant portion of their business operations related to uranium. Such companies are identified through the use of a proprietary selection methodology that may include a review of industry publications, sell side research, and fundamental research, as well as meetings with management. Companies in this eligible universe are included in the Index subject to the following restrictions:

•All securities must have a company level minimum market capitalization of $30 million to become components of the Index and must maintain a minimum market capitalization of $25 million to remain in the Index. All securities must have a company level market capitalization no greater than $3 billion to become components of the Index, while existing companies must maintain a market capitalization no greater than $5 billion to remain in the Index.

•As of the semi-annual index selection dates, (i) the weighting of each of the 4 largest individual companies, by free float market capitalization, may not exceed 12% of the value of the Index, or 48% in aggregate, and (ii) the weighting of no other individual company may exceed 4.75% or be less than 0.30% of the value of the Index. At each step, the excess weight is redistributed pro-rata to each Index Component that has not already reached a previous weighting cap. Securities are free float market cap weighted subject to the weighting restrictions listed.

•If multiple share classes exist for a company, the following preference order is followed:

•If the company is already included in the Underlying Junior Uranium Miners Index, the existing share class is retained.

•In all other cases, the most liquid share class is considered for inclusion in the portfolio.

In seeking to track the performance of the Index, the Fund may invest in publicly traded closed-ended trusts in the Index.

The Underlying Junior Uranium Miners Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging and frontier market countries (as defined by reference to the MSCI Country Classification Standards). A significant portion of the Underlying Junior Uranium Miners Index consists of securities of Canadian, Australian and the United States issuers. The Underlying Junior Uranium Miners Index has significant exposure to non-U.S. companies in emerging and frontier markets.

The Underlying Junior Uranium Miners Index is reconstituted and rebalanced on a semi-annual basis in June and December. Deletions from the Index may be made at any time due to changes in business, mergers, acquisitions, bankruptcies, suspensions, de-listings and spin-offs. The Index is unmanaged and cannot be invested in directly.

The Fund employs a passive management investment strategy in seeking to achieve its investment objective. The Adviser and sub-adviser, ALPS Advisors, Inc. (the “Sub-Adviser”), generally will use a replication methodology, meaning they will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Adviser and Sub-Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser and Sub-Adviser believe will help the Fund track the Underlying Junior Uranium Miners Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, the Index was concentrated in the Metal & Mining Industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of December 31, 2024, a significant portion of the Index consisted of companies in the Material sector.

The index provider is Nasdaq (the “Index Provider”), which is not affiliated with the Fund, the Adviser or Sub-Adviser. The Index Provider and Sprott Asset Management LP ("SAM LP" or the "Sponsor"), an affiliate of the Adviser co-developed the methodology for determining the securities to be included in the Index and the Index Provider is responsible for the ongoing maintenance of the Index. The Sponsor will provide certain services in connection with the Index including contributing inputs in connection with the eligibility and process to determine the initial selection and ongoing composition of the Index constituents.

The Fund may engage in securities lending.

Strategy Portfolio Concentration [Text]	The Fund will, under normal circumstances, invest at least 80% of its total assets in securities of the Index.
Sprott Copper Miners ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund will, under normal circumstances, invest at least 80% of its total assets in securities of the Underlying Copper Miners Index. The Underlying Copper Miners Index is designed to track the performance of: (i) companies that derive at least 50% of their revenue and/or assets from mining, exploration, development, and production of copper (“Copper Mining Companies”); and (ii) publicly traded closed-end trusts that invest 50% or more of their assets in physical copper (“Copper Trusts”). While the Fund will invest at least 80% of the value of its total assets in securities of the Index, it is also has the policy to invest at least 80% of the value of its total assets in Copper Mining Companies. The mix of the Fund’s investments in Copper Mining Companies and Copper Trusts will vary, including each time the Underlying Copper Miners Index is rebalanced, but at all times the Fund will have concurrently significant exposure to securities issued by Copper Mining Companies and exposure to securities issued by Copper Trusts. The Index generally consists of from 30 to 50 constituents. This investment policy may be changed without shareholder approval, upon 60 days’ notice to shareholders.

The universe of eligible index components includes exchange-listed equity securities of companies that have or expect to have a significant portion of their business operations related to copper. Such companies are identified through the use of a proprietary selection methodology that may include a review of industry publications, sell side research, and fundamental research, as well as meetings with management. Companies in this eligible universe are included in the Index subject to the following restrictions:

•All securities must have a company level minimum free float market capitalization of $50 million to become components of the Index and must maintain a minimum free float market capitalization of $30 million to remain in the Index. New index constituents must have an Average Daily Traded Value of at least USD $50 thousand, while existing index constituents must have an Average Daily Traded Value of at least USD $30 thousand over the preceding 3-month period.

•Securities are free float market cap weighted subject to the weighting restrictions listed.

•As of the semi-annual index selection dates, (i) the weighting of the largest individual company, by free float market capitalization, may not exceed 24% of the value of the Index, (ii) the weighting of the second and third largest companies, by free float market capitalization, may not exceed 10% of the value of the Underlying Copper Miners Index each, (iii) the aggregate weighting of any remaining companies over 5% of the value of the Index is capped at 25%, (iv) the weighting of no other individual company may exceed 4.75% the value of the Index, and (v) the weighting of physical copper is set to 4.75%.

•At each step, the excess weight is redistributed pro-rata to each Underlying Copper Miners Index Component that has not already reached a previous weighting cap.

•If multiple share classes exist for a company, the following preference order is followed:

•If the company is already included in the Underlying Copper Miners Index, the existing share class is retained.

•In all other cases, the most liquid share class is considered for inclusion in the portfolio.

In seeking to track the performance of the Underlying Copper Miners Index, the Fund may invest in publicly traded closed-ended trusts in the Index.

The Underlying Copper Miners Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging and frontier market countries as defined by reference to the MSCI Country Classification Standards. Emerging markets are countries that are transitioning from the developing phase to the “developed” phase. Frontier markets are countries that are more established than the least developed countries but still less established than the emerging markets.

A significant portion of the Underlying Copper Miners Index consists of securities of Canadian, the United States, Australian and Chilean issuers.

The Underlying Copper Miners Index is reconstituted and rebalanced on a semi-annual basis in June and December. Deletions from the Index may be made at any time due to changes in business, mergers, acquisitions, bankruptcies, suspensions, de-listings and spin-offs. The Underlying Copper Miners Index is unmanaged and cannot be invested in directly.

Copper Trusts are trusts created to invest and hold substantially all of their assets in physical copper, such as the Sprott Physical Copper Trust, which is managed by Sprott Asset Management LP (“SAM LP”or the “Sponsor”), an affiliate of the Adviser. SAM LP, the Adviser and the Fund have adopted policies and procedures designed to prevent conflicts of interest from influencing decisions related to the Sprott Physical Copper Trust. See “Investments in Affiliated Funds.”

The Fund employs a passive management investment strategy in seeking to achieve its investment objective. The Adviser and sub-adviser, ALPS Advisors, Inc. (the “Sub-Adviser”), generally will use a replication methodology, meaning they will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Adviser and Sub-Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Copper Miners Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund may invest up to 20% of its assets in investments that are not included in the Underlying Copper Miners Index, but that the Adviser and Sub-Adviser believe will help the Fund track the Index.The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, the Underlying Copper Miners Index was concentrated in the Metals & Mining Industry. In addition, in replicating the Underlying Copper Miners Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of December 31, 2024, a significant portion of the Index consisted of companies in the Materials Sector.The index provider is Nasdaq, Inc. (the “Index Provider”), which is not affiliated with the Fund, the Adviser or Sub-Adviser. The Index Provider and Sponsor co-developed the methodology for determining the securities to be included in the Index and the Index Provider is responsible for the ongoing maintenance of the Index. The Sponsor will provide certain services in connection with the Index including contributing inputs in connection with the eligibility and process to determine the initial selection and ongoing composition of the Index constituents.

The Fund may engage in securities lending.

Strategy Portfolio Concentration [Text]	The Fund will, under normal circumstances, invest at least 80% of its total assets in securities of the Underlying Copper Miners Index.
Sprott Junior Copper Miners ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund will, under normal circumstances, invest at least 80% of its total assets in securities of the Index. The Underlying Junior Copper Miners Index is designed to track the performance of companies that derive at least 50% of their revenue and/or assets from mining, exploration, development, and production of copper. The Index generally consists of from 25 to 45 constituents. This investment policy may be changed without shareholder approval, upon 60 days’ notice to shareholders.

The universe of eligible index components includes exchange-listed equity securities of companies that have or expect to have a significant portion of their business operations related to copper. Such companies are identified through the use of a proprietary selection methodology that may include a review of industry publications, sell side research, and fundamental research, as well as meetings with management. Companies in this eligible universe are included in the Index subject to the following restrictions:

•All securities must have a company level minimum market capitalization of $40 million to become components of the Index and must maintain a minimum market capitalization of $25 million to remain in the Index. All securities must have a company level market capitalization no greater than $2.5 billion to become components of the Index, while existing companies must maintain a market capitalization no greater than $3.5 billion to remain in the Index. New index constituents must have an Average Daily Traded Value of at least USD $50 thousand, while existing index constituents must have an Average Daily Traded Value of at least USD $25 thousand over the preceding 3-month period.

•Securities are free float market cap weighted subject to the weighting restrictions listed.

•A single security weight cap of 4.75% and a single security floor of 0.30% is applied.

•At each step, the excess weight is redistributed pro-rata to each Index Component that has not already reached a previous weighting cap.

•If multiple share classes exist for a company, the following preference order is followed:

•If the company is already included in the Underlying Junior Copper Miners Index, the existing share class is retained.

•In all other cases, the most liquid share class is considered for inclusion in the portfolio.

In seeking to track the performance of the Underlying Junior Copper Miners Index, the Fund may invest in publicly traded closed-ended trusts in the Underlying Junior Copper Miners Index.

The Underlying Junior Copper Miners Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging and frontier market countries as defined by reference to the MSCI Country Classification Standards. A significant portion of the Index consists of securities of Australian, Canadian, and the United States issuers.

The Underlying Junior Copper Miners Index is reconstituted and rebalanced on a semi-annual basis in June and December. Deletions from the Underlying Junior Copper Miners Index may be made at any time due to changes in business, mergers, acquisitions, bankruptcies, suspensions, de-listings and spin-offs. The Underlying Junior Copper Miners Index is unmanaged and cannot be invested in directly.

The Fund employs a passive management investment strategy in seeking to achieve its investment objective. The Adviser and sub-adviser, ALPS Advisors, Inc. (the “Sub-Adviser”), generally will use a replication methodology, meaning they will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Adviser and Sub-Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser and Sub-Adviser believe will help the Fund track the Underlying Junior Copper Miners Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, the Underlying Junior Copper Miners Index was concentrated in the Metals & Mining Industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of December 31, 2024, a significant portion of the Underlying Junior Copper Miners Index consisted of companies in the Materials Sector.

The index provider is Nasdaq Inc., (the “Index Provider”) which is not affiliated with the Fund, the Adviser or Sub-Adviser. The Index Provider and Sprott Asset Management LP ("SAM LP" or the "Sponsor"), an affiliate of the Adviser, co-developed the methodology for determining the securities to be included in the Index and the Index Provider is responsible for the ongoing maintenance of the Index. The Sponsor will provide certain services in connection with the Index including contributing inputs in connection with the eligibility and process to determine the initial selection and ongoing composition of the Index constituents.

The Fund may engage in securities lending.

Strategy Portfolio Concentration [Text]	The Fund will, under normal circumstances, invest at least 80% of its total assets in securities of the Index.
Sprott Nickel Miners ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund will, under normal circumstances, invest at least 80% of its total assets in securities of the Underlying Nickel Miners Index. The Underlying Nickel Miners Index is designed to track the performance of companies that derive at least 50% of their revenue and/or assets from (i) mining, exploration, development, or production of nickel (“Nickel Mining Companies”); (ii) investments in nickel that represent all or a significant portion of their assets, and/or (iii) supplying nickel (together with Nickel Mining Companies, “Nickel Companies”). The Underlying Nickel Miners Index generally consists of from 20 to 35 constituents. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in Nickel Mining Companies. This investment policy may be changed without shareholder approval, upon 60 days’ notice to shareholders.

The universe of eligible index components includes exchange-listed equity securities of companies that have or expect to have a significant portion of their business operations related to nickel. Such companies are identified through the use of a proprietary selection methodology that may include a review of industry publications, sell side research, and fundamental research, as well as meetings with management. Companies in this eligible universe are included in the Index subject to the following restrictions:

•All securities must have a company level minimum free float market capitalization of $30 million to become components of the Index and must maintain a minimum free float market capitalization of $25 million to remain in the Underlying Nickel Miners Index. New and existing index constituents must have an Average Daily Traded Value of at least USD $20 thousand.

•As of the semi-annual index selection dates, (i) the weighting of the largest individual company, by free float market capitalization, may not exceed 24% of the value of the Index, (ii) the aggregate weighting of any remaining companies over 5% of the value of the Index is capped at 25%, (iii) the weighting of no other individual company may exceed 4.75% or be less than 0.30% of the value of the Index, and (iv) the aggregate weighting of any security with assets and/or revenues greater than 25% but less than 50% tied to the nickel industry is capped at 15%. At each step, the excess weight is redistributed pro-rata to each Index Component that has not already reached a previous weighting cap. This is a free float adjusted market cap-weighted index. An intensity score is calculated for each company to determine the percentage of revenue that is attributable to nickel. For stocks without revenue, or for which revenue is not an appropriate characteristic, the intensity score is given at 50%. Free float market capitalization is used to weight companies with an intensity score greater than 50%. Companies with an intensity score of 25% - 50% are given an adjusted market capitalization by multiplying the intensity score and its free float market capitalization, and the company’s weight in the Index is determined by its adjusted market capitalization.

•If multiple share classes exist for a company, the following preference order is followed:

•If the company is already included in the Underlying Nickel Miners Index, the existing share class is retained.

•In all other cases, the most liquid share class is considered for inclusion in the portfolio.

In seeking to track the performance of the Underlying Nickel Miners Index, the Fund may invest in publicly traded closed-ended trusts in the Underlying Nickel Miners Index.

The Underlying Nickel Miners Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging market and frontier market countries (as defined by reference to the MSCI Country Classification Standards). A significant portion of the Index consists of securities of Australian, Canadian, Indonesia, and Filipino issuers.

The Underlying Nickel Miners Index is reconstituted and rebalanced on a semi-annual basis in June and December. Deletions from the Index may be made at any time due to changes in business, mergers, acquisitions, bankruptcies, suspensions, de-listings and spin-offs. The Index is unmanaged and cannot be invested in directly.

The Fund employs a passive management investment strategy in seeking to achieve its investment objective. The Adviser and sub-adviser, ALPS Advisors, Inc. (the “Sub-Adviser”), generally will use a replication methodology, meaning they will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Adviser and Sub-Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Underlying Nickel Miners Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser and Sub-Adviser believe will help the Fund track the Underlying Nickel Miners Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, the Underlying Nickel Miners Index was concentrated in the Metals & Mining Industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of December 31, 2024, a significant portion of the Index consisted of companies in the Materials Sector.

The index provider is Nasdaq Inc. (“Index Provider”), which is not affiliated with the Fund, the Adviser or Sub-Adviser. The Index Provider and Sprott Asset Management LP ("SAM LP" or the "Sponsor"), an affiliate of the Adviser, co-developed the methodology for determining the securities to be included in the Index and the Index Provider is responsible for the ongoing maintenance of the Underlying Nickel Miners Index. The Sponsor will provide certain services in connection with the Index including contributing inputs in connection with the eligibility and process to determine the initial selection and ongoing composition of the Underlying Nickel Miners Index constituents.

The Fund may engage in securities lending.

Strategy Portfolio Concentration [Text]	The Fund will, under normal circumstances, invest at least 80% of its total assets in securities of the Underlying Nickel Miners Index.
Sprott Lithium Miners ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund will, under normal circumstances, invest at least 80% of its total assets in securities of the Index. The Underlying Lithium Miners Index is designed to track the performance of companies that derive at least 50% of their revenue and/or assets from mining, exploration, development, or production of lithium. The Underlying Lithium Miners Index generally consists of from 30 to 50 constituents. This investment policy may be changed without shareholder approval, upon 60 days’ notice to shareholders.

The universe of eligible index components includes exchange-listed equity securities of companies that have or expect to have a significant portion of their business operations related to lithium. Such companies are identified through the use of a proprietary selection methodology that may include a review of industry publications, sell side research, and fundamental research, as well as meetings with management. Companies in this eligible universe are included in the Index subject to the following restrictions:

•All securities must have a company level minimum free float market capitalization of $40 million to become components of the Index and must maintain a minimum free float market capitalization of $25 million to remain in the Underlying Lithium Miners Index. New index constituents must have an Average Daily Traded Value of at least USD $100 thousand, while existing index constituents must have an Average Daily Traded Value of at least USD $50 thousand over the preceding 3-month period.

•As of the semi-annual index selection dates, (i) the weighting of each of the 5 largest individual companies, by market capitalization, may not exceed 9.75% of the value of the Index, or 48.75% in aggregate, (ii) the weighting of no other individual company may exceed 4.75% or be less than 0.30% of the value of the Index, and (iii) the aggregate weighting of any security with assets and/or revenue greater than 25% but less than 50% tied to the lithium industry is capped at 15%. At each step, the excess weight is redistributed pro-rata to each Index Component that has not already reached a previous weighting cap. This is a free float adjusted market cap-weighted index. An intensity score is calculated for each company to determine the percentage of revenue that is attributable to lithium. For stocks without revenue, or for which revenue is not an appropriate characteristic, the intensity score is given at 50%. Free float market capitalization is used to weight companies with an intensity score greater than 50%. Companies with an intensity score of 25% - 50% are given an adjusted market capitalization by multiplying the intensity score and its free float market capitalization, and the company’s weight in the Index is determined by its adjusted market capitalization.

•If multiple share classes exist for a company, the following preference order is followed:

•If the company is already included in the Underlying Lithium Miners Index, the existing share class is retained.

•In all other cases, the most liquid share class is considered for inclusion in the portfolio.

In seeking to track the performance of the Underlying Lithium Miners Index, the Fund may invest in publicly traded closed-ended trusts in the Underlying Lithium Miners Index.

The Underlying Lithium Miners Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging and frontier market countries (as defined by reference to the MSCI Country Classification Standards). A significant portion of the Index consists of securities of Australian, Canadian, Chinese, Chilean, and the United States issuers.

The Underlying Lithium Miners Index is reconstituted and rebalanced on a semi-annual basis in June and December. Deletions from the Underlying Lithium Miners Index may be made at any time due to changes in business, mergers, acquisitions, bankruptcies, suspensions, de-listings and spin-offs. The Underlying Lithium Miners Index is unmanaged and cannot be invested in directly.

The Fund employs a passive management investment strategy in seeking to achieve its investment objective. The Adviser and sub-adviser, ALPS Advisors, Inc. (the “Sub-Adviser”), generally will use a replication methodology, meaning they will invest in all of the securities comprising the Index in proportion to the weightings in the Underlying Lithium Miners Index. However, the Adviser and Sub-Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Lithium Miners Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund may invest up to 20% of its assets in investments that are not included in the Underlying Lithium Miners Index, but that the Adviser and Sub-Adviser believe will help the Fund track the Underlying Lithium Miners Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Lithium Miners Index concentrates in an industry or group of industries. As of December 31, 2024, the Underlying Lithium Miners Index was concentrated in the Metals & Mining Industry. In addition, in replicating the Underlying Lithium Miners Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of December 31, 2024, a significant portion of the Underlying Lithium Miners Index consisted of companies in the Materials Sector.

The index provider is Nasdaq, Inc. (the “Index Provider”), which is not affiliated with the Fund, the Adviser or Sub-Adviser. The Index Provider and Sprott Asset Management LP ("SAM LP" or the "Sponsor"), an affiliate of the Adviser, co-developed the methodology for determining the securities to be included in the Underlying Lithium Miners Index and the Index Provider is responsible for the ongoing maintenance of the Underlying Lithium Miners Index. The Sponsor will provide certain services in connection with the Underlying Lithium Miners Index including contributing inputs in connection with the eligibility and process to determine the initial selection and ongoing composition of the Index constituents.

The Fund may engage in securities lending.

Strategy Portfolio Concentration [Text]	The Fund will, under normal circumstances, invest at least 80% of its total assets in securities of the Index.
Sprott Critical Materials ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund will, under normal circumstances, invest at least 80% of its total assets in securities of the Underlying Critical Materials Index. The Underlying Critical Materials Index is designed to track the performance of companies that derive at least 50% of their revenue and/or assets from (i) mining, exploration, development, production, recycling, refining, or smelting of critical materials (“Critical Materials Mining Companies”); (ii) investments in critical materials that represent all or a significant portion of their assets; (iii) earning critical materials royalties; and/or (iv) supplying critical materials (together with Energy Transition Mining Companies, “Critical Materials Companies”). The Underlying Critical Materials Index generally consists of from 90 to 120 constituents. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in Critical Materials Mining Companies. This investment policy may be changed without shareholder approval, upon 60 days’ notice to shareholders.

The universe of eligible index components includes exchange-listed equity securities of companies that have or expect to have a significant portion of their business operations related to critical materials. Critical materials are metals and raw materials that are essential to the transition to a less carbon intensive economy. These materials are critical for the energy transition from fossil fuels to cleaner energy sources and technologies and include, but are not limited to uranium, copper, lithium, nickel, cobalt, graphite, manganese, rare earths, and silver. Such companies are identified through the use of a proprietary selection methodology that may include a review of industry publications, sell side research, and fundamental research, as well as meetings with management. Companies in this eligible universe are included in the Index subject to the following restrictions:

•All securities must have a company level free float minimum market capitalization of $100 million to become components of the Underlying Critical Materials Index and must maintain a free float minimum market capitalization of $50 million to remain in the Index. New index constituents must have an Average Daily Traded Value of at least USD $0.5 million, while existing index constituents must have an Average Daily Traded Value of at least USD $0.25 million over the preceding 3-month period.

•This is a free float adjusted market cap-weighted index. Securities free float market capitalizations are multiplied by an intensity score. The intensity score for stocks with revenue and for which revenue is deemed to be an appropriate characteristic is the percentage of their revenue attributable to the aforementioned strategy of this Fund. For stocks without revenue or for which revenue is an inappropriate characteristic, the intensity score is given at 50%. The stock’s weights (prior to adjustments listed below such as maximum-security weight and maximum commodity weight) are then determined by these adjusted market capitalizations. Stock issuers without revenue or for which revenue is an inappropriate characteristic may include, but is not limited to, junior mining companies involved in the development and exploration of critical materials and exchange traded products (ETPs) that invest all or a significant portion of their assets in critical materials. Junior miners are in the development and exploration phase and are on the lookout for land with a higher chance for uncovering large mineral deposits.

•A single security weight cap of 4.75%.

•A group commodity weight cap of 25.00% is applied to any applicable specific critical materials company. The groups are defined as the aforementioned underlying commodities of critical materials.

•At each step, the excess weight is redistributed pro-rata to each Underlying Critical Materials Index Component that has not already reached a previous weighting cap.

•If multiple share classes exist for a company, the following preference order is followed:

•If the company is already included in the Underlying Critical Materials Index, the existing share class is retained.

•In all other cases, the most liquid share class is considered for inclusion in the portfolio.

In seeking to track the performance of the Underlying Critical Materials Index, the Fund may invest in publicly traded closed-ended trusts in the Underlying Critical Materials Index.

The Underlying Critical Materials Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging and frontier market countries (as defined by reference to the MSCI Country Classification Standards). A significant portion of the Index consists of securities of Australian, Canadian, and the United States issuers.

The Underlying Critical Materials Index is reconstituted and rebalanced on a semi-annual basis in June and December. Deletions from the Underlying Critical Materials Index may be made at any time due to changes in business, mergers, acquisitions, bankruptcies, suspensions, de-listings and spin-offs. The Underlying Critical Materials Index is unmanaged and cannot be invested in directly.

The Fund employs a passive management investment strategy in seeking to achieve its investment objective. The Adviser and sub-adviser, ALPS Advisors, Inc. (the “Sub-Adviser”), generally will use a replication methodology, meaning they will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Adviser and Sub-Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser and Sub-Adviser believe will help the Fund track the Underlying Critical Materials Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, the Underlying Critical Materials Index was concentrated in the Metals Mining Industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of December 31, 2024, a significant portion of the Underlying Critical Materials Index consisted of companies in the Materials Sector.

The index provider is Nasdaq, Inc. (the “Index Provider”), which is not affiliated with the Fund, the Adviser or Sub-Adviser. The Index Provider and Sprott Asset Management LP ("SAM LP" or the "Sponsor"), an affiliate of the Adviser, co-developed the methodology for determining the securities to be included in the Index and the Index Provider is responsible for the ongoing maintenance of the Underlying Critical Materials Index. The Sponsor will provide certain services in connection with the Index including contributing inputs in connection with the eligibility and process to determine the initial selection and ongoing composition of the Underlying Critical Materials Index constituents.

The Fund may engage in securities lending.

Strategy Portfolio Concentration [Text]	The Fund will, under normal circumstances, invest at least 80% of its total assets in securities of the Underlying Critical Materials Index.
Sprott Silver Miners & Physical Silver ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund will, under normal circumstances, invest at least 80% of the value of its total assets in securities of the Underlying Silver Miners Index. The Underlying Silver Miners Index is designed to track the performance of: (i) companies that derive at least 50% of their revenue and/or assets from mining, production, development, or exploration of silver (“Silver Mining

Companies”); and (ii) publicly traded closed-end trusts that invest 50% or more of their assets in physical silver (“Silver Trusts”). The Underlying Silver Miners Index generally consists of 30 to 50 constituents. While the Fund will invest at least 80% of the value of its total assets in securities of the Index, it is also has the policy to invest at least 80% of the value of its total assets in Silver Mining Companies and Silver Trusts. The mix of the Fund’s investments in Silver Mining Companies and Silver Trusts will vary, including each time the Underlying Silver Miners Index is rebalanced, but at all times the Fund will have concurrently significant exposure to securities issued by Silver Mining Companies and significant exposure to securities issued by Silver Trusts. These investment policies may be changed without shareholder approval, upon 60 days’ notice to shareholders.

Silver Mining Companies are identified through the use of a proprietary selection methodology that may include a review of industry publications, sell side research, and fundamental research, as well as meetings with management. Silver Mining Companies in this eligible universe are included in the Index subject to the following restrictions:

•All securities must have a company level minimum free float market capitalization of $30 million to become components of the Index and must maintain a minimum free float market capitalization of $25 million to remain in the Underlying Silver Miners Index. New and existing index constituents must have an Average Daily Traded Value of at least $20 thousand over the preceding 3-month period.

•As of the semi-annual index selection dates, (i) the weighting of the largest individual company, by free float market capitalization, may not exceed 24% of the value of the Index, (ii) the weighting of physical silver is set to 17.50%, (iii) the aggregate weighting of all constituents over 5% of the value of the Index is capped at 49%, (iv) the weighting of no other individual company may exceed 4.75%, and (v) the aggregate weighting of any security with assets and/or revenues greater than 25% but less than 50% tied to the silver industry is capped at 15% and the individual weighting of any of these securities is capped at 4.75%. At each step, the excess weight is redistributed pro-rata to each Index Component that has not already reached a previous weighting cap. This is a free float adjusted market cap-weighted index. An intensity score is calculated for each company to determine the percentage of revenue or assets that is attributable to silver. Free float market capitalization is used to weight companies with an intensity score greater than 50%. Companies with an intensity score of 25% - 50% are given an adjusted market capitalization by multiplying the intensity score and its free float market capitalization, and the company’s weight in the Index is determined by its adjusted market capitalization.

•If multiple share classes exist for a company, the following preference order is followed:

•If the company is already included in the Underlying Silver Miners Index, the existing share class is retained.

•In all other cases, the most liquid share class is considered for inclusion in the portfolio.

Silver Trusts are trusts created to invest and hold substantially all of their assets in physical silver, such as the Sprott Physical Silver Trust, which is managed by Sprott Asset Management LP ("SAM LP" or the "Sponsor"), an affiliate of the Adviser. SAM LP, the Adviser and the Fund have adopted policies and procedures designed to prevent conflicts of interest from influencing decisions related to the Sprott Physical Silver Trust. See “Investments in Affiliated Funds.”

The Underlying Silver Miners Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging and frontier market countries as defined by reference to the MSCI Country Classification Standards. Emerging markets are countries that are transitioning from the developing phase to the “developed” phase. Frontier markets are countries that are more established than the least developed countries but still less established than the emerging markets.

A significant portion of the Underlying Silver Miners Index consists of securities of Canadian, Australian and Mexican issuers.

The Underlying Silver Miners Index is reconstituted and rebalanced on a semi-annual basis in June and December. Deletions from the Index may be made at any time due to changes in business, mergers, acquisitions, bankruptcies, suspensions, de-listings and spin-offs. The Underlying Silver Miners Index is unmanaged and cannot be invested in directly.

The Fund employs a passive management investment strategy in seeking to achieve its investment objective. The Adviser and sub-adviser, ALPS Advisors, Inc. (the “Sub-Adviser”), generally will use a replication methodology, meaning they will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Adviser and Sub-Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Underlying Silver Miners Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser and Sub-Adviser believe will help the Fund track the Underlying Silver Miners Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. It is expected that as of January 31, 2025, 82.5% of the Fund’s assets will be invested both in the mining industry and the silver mining sector.

The index provider is Nasdaq, Inc. (the “Index Provider”), which is not affiliated with the Fund, the Adviser or Sub-Adviser. The Index Provider and SAM LP co-developed the methodology for determining the securities to be included in the Index and the Index Provider is responsible for the ongoing maintenance of the Index. SAM LP will provide certain services in connection with the Index including identifying and providing the Index Provider with constituents eligible for inclusion and their respective classification in the Index.

The Fund may engage in securities lending.

Strategy Portfolio Concentration [Text]	The Fund will, under normal circumstances, invest at least 80% of the value of its total assets in securities of the Underlying Silver Miners Index.
Sprott Active Gold & Silver Miners ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing 80% of its net assets in shares of gold and silver, focused companies that are engaged in exploring, developing and mining; or royalty and streaming companies engaged in the financing of gold and silver assets. A company is a gold or silver focused company if it earns at least 50% of its from revenue or has at least 50% of its assets dedicated to exploring, developing or mining gold or silver and royalties and streaming companies engaged in the financing of gold or silver. The Fund may invest in companies focused on other precious metals, although no more than 20% of its net assets will be invested in such companies.

The investment strategy of the Fund is value oriented and contrarian.

The Fund seeks to invest in undervalued companies the portfolio managers believe to have good long-term business fundamentals and/or growth potential but are temporarily out of favor with investors, and hence have a market value lower than their intrinsic value. In assessing intrinsic value, the portfolio managers’ judgments will be based on a comparison of a company’s stock market value with various financial parameters, including historical and projected cash flow, book earnings, and net asset value (“NAV”). The fundamental research-based, value orientation of the Adviser assists the portfolio managers find companies with intrinsic value.

The Adviser’s contrarian orientation enables the portfolio managers to buy securities of companies at what the portfolio managers believe to be attractive prices. Contrarian means that the portfolio managers seek investment opportunities in stocks and sectors that are out of favor with investors. The portfolio managers consider a stock to be out of favor when its price has declined significantly or has lagged the relevant market index for an extended period and the consensus among investors does not expect improvement. Selection criteria include asset quality, geopolitical risk, balance sheet analysis, capital commitments, current and prospective cash flow generation, return on capital, and most importantly, management structure. In general, the portfolio managers seek companies that are characterized by strong management structure, business franchise, competitive position and financial structure, a clear strategy, free cash flow, large insider ownership, and shareholder-oriented policies, among other things.

Investments are made with the intent to buy and hold the securities for 3 to 5 years. Position sizes will range between 0.5% to 15%. The Adviser’s sell discipline incorporates judgements as to valuation, shortfalls of performance relative to our internally established benchmarks, or tactical trims based on position size for risk management purposes. The portfolio managers will purchase stocks for the Fund when they meet the above criteria and when the portfolio managers believe that they have a limited risk of further decline. The portfolio managers will sell stocks when they are no longer considered to be good values.

The Fund may invest in foreign companies, including companies in emerging markets (i.e. those that generally are in the early stages of their industrial cycles). The Fund may invest a significant portion of its assets in securities of companies in a single country or region, such as Australia, Brazil, Canada, Mexico, New Zealand, South Africa and the United Kingdom. The Fund may invest in companies of any size or market capitalization range.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund will concentrate its investments in companies in the mining industry. The Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors.

The Fund may engage in securities lending.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by investing 80% of its net assets in shares of gold and silver, focused companies that are engaged in exploring, developing and mining; or royalty and streaming companies engaged in the financing of gold and silver assets. A company is a gold or silver focused company if it earns at least 50% of its from revenue or has at least 50% of its assets dedicated to exploring, developing or mining gold or silver and royalties and streaming companies engaged in the financing of gold or silver. The Fund may invest in companies focused on other precious metals, although no more than 20% of its net assets will be invested in such companies.